Inventories	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
INVENTORIES

Note 7 - INVENTORIES

As of March 31, 2024 and 2023, inventory consisted of finished goods, which were medical devices such as defibrillators and anesthesia laryngoscope, valued at US$191,201 and US$ 1,686,449; respectively. The Company constantly monitors its potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory for the years ended March 31, 2024, 2023.